Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2018
Stockholders' Equity Note [Abstract]
Schedule of Warrant Activity

Warrant activity for the years ended September 30, 2018 and 2017 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2016	—	$—	—
Granted	725,000	4.50	2.00
Exercised	—	—	—
Canceled/Forfeited	—	—	—
Outstanding at September 30, 2017	725,000	4.50	1.88
Granted	25,033,366	1.18	5.99
Exercised	(742,500)	1.20	1.50
Canceled/Forfeited	—	—	—
Outstanding at September 30, 2018	25,015,866	$1.27	5.83